Real Estate Assets	12 Months Ended
Dec. 31, 2015
Real Estate Assets [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8. Real Estate Assets

MF Properties

To facilitate its investment strategy of acquiring additional mortgage revenue bonds secured by MF Properties, the Partnership has acquired through its subsidiary a 99% limited partner position in one limited partnership, 100% member positions in six limited liability companies that own the MF Properties, and owns one of the MF Properties directly. The financial statements of these properties are consolidated with those of the Partnership.  The general partners of these partnerships are unaffiliated parties and their 1% ownership interest in these limited partnerships is reflected in the Company’s consolidated financial statements as noncontrolling interests.  The Partnership expects each of these MF Properties to eventually be sold and the proceeds reinvested. As of December 31, 2015, the Partnership’s wholly-owned subsidiaries held interests in eight entities that own MF Properties containing a total of 2,217 rental units, one located in Kansas, two in Nebraska, one in Kentucky, one in Indiana, one in California, and two in Texas.

Recent Transactions

In August 2015, the Partnership sold Glynn Place, an MF Property, for approximately $5.5 million and realized a gain of approximately $1.2 million, which was considered Tier 2 income.

In May 2015, the Partnership sold The Colonial property for approximately $10.7 million and realized a gain of approximately $3.4 million, which was considered Tier 2 income.

The following tables represent information regarding the MF Properties owned by the Partnership as of December 31, 2015 and 2014:

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2015
Arboretum	Omaha, NE	145	$1,755,147	$19,317,284	$21,072,431
Eagle Village	Evansville, IN	511	567,880	12,594,935	13,162,815
Northern View (f/k/a Meadowview)	Highland Heights, KY	270	688,539	8,062,973	8,751,512
Residences of DeCordova	Granbury, TX	110	1,137,832	8,065,977	9,203,809
Residences of Weatherford	Weatherford, TX	76	1,942,229	5,738,697	7,680,926
Suites on Paseo	San Diego, CA	394	3,162,463	38,216,364	41,378,827
The 50/50 MF Property	Lincoln, NE	475	-	32,910,424	32,910,424
Woodland Park	Topeka, KS	236	1,265,160	14,247,045	15,512,205
					$149,672,949
Less accumulated depreciation (depreciation expense of approximately $5.9 million in 2015)					(16,023,814)
Balance at December 31, 2015					$133,649,135

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2014
Arboretum	Omaha, NE	145	$1,748,502	$19,216,623	$20,965,125
Eagle Village	Evansville, IN	511	567,880	12,472,151	13,040,031
Glynn Place	Brunswick, GA	128	743,996	4,995,658	5,739,654
Northern View (f/k/a Meadowview)	Highland Heights, KY	224	688,539	5,479,342	6,167,881
Residences of DeCordova	Granbury, TX	110	1,137,832	8,007,390	9,145,222
Residences of Weatherford	Weatherford, TX	76	1,942,229	5,724,456	7,666,685
The 50/50 MF Property	Lincoln, NE	475	-	32,820,776	32,820,776
The Colonial	Omaha, NE	258	1,180,058	7,822,681	9,002,739
Woodland Park	Topeka, KS	236	1,265,160	14,167,096	15,432,256
					$119,980,369
Less accumulated depreciation (depreciation expense of approximately $4.8 million in 2014)					(14,108,154)
Balance at December 31, 2014					$105,872,215

Mortgage revenue bond exchange for an MF Property

In September 2015, the owner of the Suites on Paseo property and the Partnership mutually agreed to exchange the deed for the Suites on Paseo property, a California property, in exchange for approximately $41.0 million Series A and B mortgage revenue bonds plus accrued interest. The mortgage revenue bonds were subsequently collapsed (see Note 5).  The initial value of approximately $43.4 million represented the fair market value of the property plus the Suites on Paseo contributed approximately $200,000 in other current assets which resulted in a total of approximately $43.6 million. This property has been included as an MF Property at December 31, 2015.

A condensed balance sheet at the date of acquisition for the Suites on Paseo acquisition is below.

Suites on Paseo 9/1/2015 (Date of Acquisition)
Cash	$514,094
Restricted cash	187,715
In-place lease assets	1,227,770
Real estate assets	41,374,397
Other assets	259,633
Total assets	$43,563,609

Accounts payable, accrued expenses and other	$493,868
Net assets	43,069,741
Total liabilities and net assets	$43,563,609

The Woodland Park property became an MF Property in May 2013 and was accounted for pursuant to the accounting guidance on business combinations. The table below shows the unaudited pro forma condensed consolidated results of operations of the Partnership as if the Suites on Paseo and Woodland Park  had been acquired at the beginning of the periods presented:

	For Year Ended December 31, 2015	For Year Ended December 31, 2014	For Year Ended December 31, 2013
Revenues	$67,523,956	$49,622,920	$49,336,339
Net income	$24,489,515	$9,012,034	$18,219,670
Net income allocated to unitholders	$24,244,620	$8,921,914	$18,037,473
Unitholder's interest in net income per unit (basic and diluted)	$0.40	$0.15	$0.42

For the year ended December 2015, the Suites on Paseo added approximately $1.8 million in total revenue and approximately $1.0 million in net loss to the Partnership since the bond exchange on September 1, 2015.

For the year ended December 2013, Woodland Park added approximately $1.0 million in total revenue and approximately $164,000 in net loss to the Partnership since the foreclosure on May 29, 2013.

Consolidated VIE Properties

The sales of the Consolidated VIEs were closed in the fourth quarter of 2015 with the gains and results of operations of the Consolidated VIEs reported as part of the discontinued operations in net income for all periods presented. No net income or loss from these properties operations or sale accrued to the Unitholders or the General Partner during 2015. For additional details see Notes 2, 4, 10, 21, and 22 to the Company’s consolidated financial statements.

Land Held for Investment and Development

During the fourth quarter of 2015, the Partnership purchased land in Panama City, Florida for approximately $2.9 million, and during the fourth quarter of 2014, the Partnership purchased land in St. Petersburg, Florida for approximately $3.0 million, to be held for investment and development.  At December 31, 2015, the Partnership reported a total of approximately $7.4 million as land held for investment. The Partnership plans to develop this land into rental properties in the future.